UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12-31-2006
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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Form 13F File Number: 28-05337
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                         Denver, CO               2-7-2007
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          114
                                         -----------

Form 13F Information Table Value Total:  $   128,617
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:           ITEM 3:        ITEM 4:         ITEM 5:   ITEM 6:       ITEM 7:    ITEM 8:
                                                 CUSIP          FAIR MARKET               INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS    NUMBER         VALUE           SHARES    DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------    ------         -----------     ------    ----------    --------   ---------
Exxon Mobil Corporation        COMMON STOCK      91927806       6,685,431        87,243     SOLE          SOLE        SOLE
Nasdaq 100 Shares              COMMON STOCK                     6,544,006       151,622     SOLE          SOLE        SOLE
Peabody Energy Corporation     COMMON STOCK                     4,739,891       117,295     SOLE          SOLE        SOLE
Sabine Royalty Trust           COMMON STOCK      785688102      4,068,149        96,242     SOLE          SOLE        SOLE
Public Storage Inc.            COMMON STOCK                     3,560,700        36,520     SOLE          SOLE        SOLE
Cisco Systems                  COMMON STOCK      17275R102      3,444,646       126,039     SOLE          SOLE        SOLE
Procter & Gamble               COMMON STOCK      742718109      3,335,356        51,896     SOLE          SOLE        SOLE
AllianceBernstein Holding LP   COMMON STOCK      18548107       3,249,768        40,420     SOLE          SOLE        SOLE
Goldman Sachs Group Inc        COMMON STOCK                     3,069,990        15,400     SOLE          SOLE        SOLE
Bank of America Corp           COMMON STOCK                     2,839,654        53,187     SOLE          SOLE        SOLE
Equity Office Pptys Tst        COMMON STOCK                     2,750,170        57,093     SOLE          SOLE        SOLE
Ishares Tr MSCI EAFE Fd        COMMON STOCK                     2,664,915        36,396     SOLE          SOLE        SOLE
U S Bancorp Del                COMMON STOCK                     2,579,117        71,266     SOLE          SOLE        SOLE
Healthcare Realty Trust        COMMON STOCK      421946104      2,566,937        64,920     SOLE          SOLE        SOLE
AT&T Inc.                      COMMON STOCK                     2,336,513        65,357     SOLE          SOLE        SOLE
Apache Corp                    COMMON STOCK                     2,166,164        32,569     SOLE          SOLE        SOLE
United Technologies            COMMON STOCK      913017109      2,142,873        34,275     SOLE          SOLE        SOLE
Johnson & Johnson              COMMON STOCK      478160104      2,004,829        30,367     SOLE          SOLE        SOLE
General Electric               COMMON STOCK      369604103      1,999,182        53,727     SOLE          SOLE        SOLE
Devon Energy Corp New          COMMON STOCK                     1,987,580        29,630     SOLE          SOLE        SOLE
AmeriGas Partners LP           COMMON STOCK      30975106       1,976,360        60,755     SOLE          SOLE        SOLE
Citigroup Inc.                 COMMON STOCK      172967101      1,944,877        34,917     SOLE          SOLE        SOLE
Altria Group                   COMMON STOCK                     1,932,066        22,513     SOLE          SOLE        SOLE
Chevron Corp                   COMMON STOCK      166741100      1,801,485        24,500     SOLE          SOLE        SOLE
FPL Group                      COMMON STOCK                     1,800,486        33,085     SOLE          SOLE        SOLE
HSBC Hldgs Plc Adr New         COMMON STOCK                     1,796,798        19,605     SOLE          SOLE        SOLE
Expeditors Int'l               COMMON STOCK                     1,736,640        42,880     SOLE          SOLE        SOLE
Hospitality Pptys TRUST        COMMON STOCK                     1,734,370        36,490     SOLE          SOLE        SOLE
Apartment Invt & Mgmt A        COMMON STOCK      03748R101      1,694,661        30,251     SOLE          SOLE        SOLE
XTO Energy Inc                 COMMON STOCK                     1,517,127        32,245     SOLE          SOLE        SOLE
Plum Creek Timber Co           COMMON STOCK      729251108      1,387,776        34,825     SOLE          SOLE        SOLE
Anadarko Petroleum             COMMON STOCK      32511107       1,322,138        30,380     SOLE          SOLE        SOLE
Buckeye Partners LP            COMMON STOCK                     1,304,926        28,075     SOLE          SOLE        SOLE
Xcel Energy Inc                COMMON STOCK                     1,304,804        56,583     SOLE          SOLE        SOLE
Wells Fargo                    COMMON STOCK      949746101      1,270,310        35,723     SOLE          SOLE        SOLE
Sherwin Williams               COMMON STOCK                     1,205,858        18,966     SOLE          SOLE        SOLE
Duke Energy                    COMMON STOCK      264399106      1,182,276        35,600     SOLE          SOLE        SOLE
Microsoft Corporation          COMMON STOCK      594918104      1,171,259        39,225     SOLE          SOLE        SOLE
San Juan Basin Royal Tr        COMMON STOCK      798241105      1,134,475        34,535     SOLE          SOLE        SOLE
Southern Company               COMMON STOCK      842587107      1,057,329        28,685     SOLE          SOLE        SOLE
BP PLC                         COMMON STOCK      55622104       1,000,528        14,911     SOLE          SOLE        SOLE
Pepsico Inc.                   COMMON STOCK      997134101        976,093        15,605     SOLE          SOLE        SOLE
Abbott Laboratories            COMMON STOCK      2824100          958,272        19,673     SOLE          SOLE        SOLE
Clorox Co.                     COMMON STOCK                       955,578        14,896     SOLE          SOLE        SOLE
Target Corp                    COMMON STOCK      872540109        923,069        16,180     SOLE          SOLE        SOLE
General Mills Inc.             COMMON STOCK      370334104        897,408        15,580     SOLE          SOLE        SOLE
Waste Management Inc Del       COMMON STOCK                       889,099        24,180     SOLE          SOLE        SOLE
Walgreen Company               COMMON STOCK      931422109        882,465        19,230     SOLE          SOLE        SOLE
Bristol-Myers Squibb           COMMON STOCK      110122108        836,384        31,777     SOLE          SOLE        SOLE
General Dynamics Corp          COMMON STOCK                       760,229        10,225     SOLE          SOLE        SOLE
Zimmer Holdings Inc            COMMON STOCK      98956P102        721,018         9,199     SOLE          SOLE        SOLE
3M Company                     COMMON STOCK      604059105        709,163         9,100     SOLE          SOLE        SOLE
Keycorp Inc New                COMMON STOCK                       692,146        18,200     SOLE          SOLE        SOLE
Wal Mart Stores Inc.           COMMON STOCK                       689,560        14,932     SOLE          SOLE        SOLE
Verizon Communications         COMMON STOCK      92343V104        687,190        18,453     SOLE          SOLE        SOLE
Alcoa Inc.                     COMMON STOCK      13817101         670,273        22,335     SOLE          SOLE        SOLE
EOG Resources                  COMMON STOCK      293562104        653,227        10,460     SOLE          SOLE        SOLE
Emerson Electric Company       COMMON STOCK      291011104        652,973        14,810     SOLE          SOLE        SOLE
Questar Corporation            COMMON STOCK                       647,209         7,793     SOLE          SOLE        SOLE
Biotech Holders TRUST          COMMON STOCK                       643,020         3,500     SOLE          SOLE        SOLE
Vodafone Group New ADR         COMMON STOCK                       636,245        22,903     SOLE          SOLE        SOLE
Hewlett Packard Company        COMMON STOCK                       624,646        15,165     SOLE          SOLE        SOLE
Water Resources ETF            COMMON STOCK                       605,505        32,890     SOLE          SOLE        SOLE
Ecolab Inc                     COMMON STOCK                       595,962        13,185     SOLE          SOLE        SOLE
UnitedHealth Group             COMMON STOCK      910581107        562,016        10,460     SOLE          SOLE        SOLE
Stryker Corp                   COMMON STOCK                       556,335        10,095     SOLE          SOLE        SOLE
Sector Spdr Engy Select        COMMON STOCK                       545,083         9,297     SOLE          SOLE        SOLE
Medtronic Inc.                 COMMON STOCK      585055106        544,999        10,185     SOLE          SOLE        SOLE
Intel Corporation              COMMON STOCK      458140100        523,908        25,872     SOLE          SOLE        SOLE
Enerplus Res FD                COMMON STOCK                       512,418        11,750     SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd           COMMON STOCK                       508,459       154,900     SOLE          SOLE        SOLE
Pfizer Incorporated            COMMON STOCK      717081103        503,755        19,450     SOLE          SOLE        SOLE
Walt Disney                    COMMON STOCK      254687106        486,017        14,182     SOLE          SOLE        SOLE
Noble Corporation              COMMON STOCK                       474,034         6,225     SOLE          SOLE        SOLE
Forest Laboratories Inc.       COMMON STOCK      345838106        450,340         8,900     SOLE          SOLE        SOLE
BHP Billiton                   COMMON STOCK      88606108         430,294        10,825     SOLE          SOLE        SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                       425,269         5,469     SOLE          SOLE        SOLE
Sector Spdr Materials Fd       COMMON STOCK                       415,701        11,942     SOLE          SOLE        SOLE
Home Depot                     COMMON STOCK      437076102        415,335        10,342     SOLE          SOLE        SOLE
Ingersoll Rand                 COMMON STOCK                       408,126        10,430     SOLE          SOLE        SOLE
Schlumberger Ltd.              COMMON STOCK      80685718001      398,476         6,309     SOLE          SOLE        SOLE
Bard C R Incorporated          COMMON STOCK                       369,631         4,455     SOLE          SOLE        SOLE
Polaris Industries             COMMON STOCK      731068102        366,679         7,830     SOLE          SOLE        SOLE
American Express Company       COMMON STOCK      25816109         362,807         5,980     SOLE          SOLE        SOLE
Coca-Cola Co.                  COMMON STOCK      191216100        361,248         7,487     SOLE          SOLE        SOLE
Jacobs Engineering Group       COMMON STOCK                       352,253         4,320     SOLE          SOLE        SOLE
Ishares Msci Jpn Idx Fd        COMMON STOCK                       347,719        24,470     SOLE          SOLE        SOLE
Starbuck's                     COMMON STOCK      8552441          339,572         9,587     SOLE          SOLE        SOLE
I Shares Tr DJ US Utils        COMMON STOCK                       332,519         3,700     SOLE          SOLE        SOLE
Merck & Co.                    COMMON STOCK      58933107         301,930         6,925     SOLE          SOLE        SOLE
IBM                            COMMON STOCK      459200101        301,845         3,107     SOLE          SOLE        SOLE
American Intl Group Inc.       COMMON STOCK      26874107         270,875         3,780     SOLE          SOLE        SOLE
WP Carey & Co LLC              COMMON STOCK                       266,120         8,850     SOLE          SOLE        SOLE
McGraw Hill Cos Inc            COMMON STOCK                       263,918         3,880     SOLE          SOLE        SOLE
Johnson Controls Inc           COMMON STOCK                       262,056         3,050     SOLE          SOLE        SOLE
Costco Companies Inc           COMMON STOCK                       259,856         4,915     SOLE          SOLE        SOLE
Nabors Industries Ltd          COMMON STOCK                       247,472         8,310     SOLE          SOLE        SOLE
Barrick Gold                   COMMON STOCK                       245,600         8,000     SOLE          SOLE        SOLE
Sector Spdr Health Fund        COMMON STOCK                       238,951         7,135     SOLE          SOLE        SOLE
Ultra Petroleum Corp           COMMON STOCK                       238,700         5,000     SOLE          SOLE        SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                       228,959         8,230     SOLE          SOLE        SOLE
EMC Corp Mass                  COMMON STOCK      268648102        220,585        16,711     SOLE          SOLE        SOLE
Wilmington Trust Corp          COMMON STOCK      915298103        219,284         5,200     SOLE          SOLE        SOLE
Google Inc Class A             COMMON STOCK                       216,426           470     SOLE          SOLE        SOLE
Omnicom Group Inc              COMMON STOCK      681919106        214,202         2,049     SOLE          SOLE        SOLE
Cree Inc                       COMMON STOCK                       207,840        12,000     SOLE          SOLE        SOLE
Applied Micro Circuits         COMMON STOCK                        36,810        10,340     SOLE          SOLE        SOLE
M R V Communications Inc       COMMON STOCK                        35,683        10,080     SOLE          SOLE        SOLE
Avanex Corp                    COMMON STOCK                        24,674        13,055     SOLE          SOLE        SOLE
Galaxy Energy Corp             COMMON STOCK                         3,200        16,000     SOLE          SOLE        SOLE
Ben Ezra Weinstein New         COMMON STOCK                            75        50,000     SOLE          SOLE        SOLE
Pacer Energy                   COMMON STOCK                             0        35,000     SOLE          SOLE        SOLE